Loans - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans pledged as collateral for borrowings	₨ 162,069.5	$ 2,446.3	₨ 192,684.5